PATENTS AND LICENSES (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF PATENTS AND LICENSES

Cost
Balance, January 1, 2020	$785,027
Additions	52,075
Disposals	-

Balance, December 31, 2020	837,102
Additions	159,359

Balance, December 31, 2021	996,461
Additions	62,475

Balance, December 31, 2022	1,058,936

Accumulated Amortization
Balance, January 1, 2020	332,643
Amortization	65,782

Balance, December 31, 2020	398,425
Amortization	69,560

Balance, December 31, 2021	467,985
Amortization	80,246

Balance, December 31, 2022	548,231

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

7.	PATENTS AND LICENSES (Continued)

Carrying Amounts

At December 31, 2020	$438,677

At December 31, 2021	$528,476

At December 31, 2022	$510,705